UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-07460

Exact name of registrant as specified in charter:
Delaware Investments Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Investments
Dividend and
Income Fund, Inc.
May 31, 2008

Closed-end fund

Table of contents

> Sector allocation and top 10 equity holdings	1
> Statement of net assets	3
> Statement of operations	12
> Statements of changes in net assets	13
> Statement of cash flows	14
> Financial highlights	15
> Notes to financial statements	16
> Other Fund information	21
> About the organization	24

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

Sector allocation and top 10 equity holdings

Delaware Investments Dividend and Income Fund, Inc.

As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

	Percentage
Sector	of Net Assets
Common Stock	78.55%
Consumer Discretionary	5.10%
Consumer Staples	7.55%
Diversified REITs	0.31%
Energy	5.68%
Financials	10.67%
Health Care	11.01%
Health Care REITs	2.37%
Hotel REITs	1.43%
Industrial REITs	2.74%
Industrials	3.96%
Information Technology	7.14%
Mall REITs	4.07%
Manufactured Housing REITs	0.53%
Materials	2.14%
Mortgage REITs	0.94%
Multifamily REITs	2.35%
Office REITs	2.48%
Real Estate Operating Companies	0.79%
Self-Storage REITs	0.80%
Shopping Center REITs	0.28%
Specialty Retail	0.61%
Telecommunications	3.90%
Utilities	1.70%
Convertible Preferred Stock	6.01%
Automobiles & Automotive Parts	0.28%
Banking, Finance & Insurance	3.33%
Cable, Media & Publishing	0.30%
Energy	0.64%
Health Care & Pharmaceuticals	0.43%
Telecommunications	0.22%
Utilities	0.81%
Preferred Stock	2.72%
Industrials	0.06%
Leisure, Lodging & Entertainment	0.78%
Real Estate	1.88%
Convertible Bonds	9.82%
Aerospace & Defense	0.53%
Basic Materials	0.25%
Cable, Media & Publishing	0.44%
Computers & Technology	2.01%
Electronics & Electrical Equipment	0.35%
Energy	0.98%
Environmental Services	0.07%
Health Care & Pharmaceuticals	2.97%
Real Estate	0.21%
Retail	0.29%
Telecommunications	0.94%
Transportation	0.45%
Utilities	0.33%
Corporate Bonds	33.10%
Basic Industries	3.56%
Brokerage	0.10%
Capital Goods	2.57%
Consumer Cyclical	3.41%
Consumer Non-Cyclical	1.23%
Energy	4.98%
Finance & Investments	0.47%
Media	2.16%
Real Estate	0.47%
Services Cyclical	3.50%
Services Non-Cyclical	2.38%
Technology & Electronics	0.67%
Telecommunications	4.79%
Utilities	2.81%
Senior Secured Loans	0.65%
Sovereign Debt	0.10%
Limited Partnership	0.28%
Warrant	0.00%
Repurchase Agreements	4.20%
Securities Lending Collateral	10.88%
Total Value of Securities	146.31%
Obligation to Return Securities Lending Collateral	(10.88%	)
Borrowing Under Line of Credit	(39.21%	)
Receivables and Other Assets Net of Liabilities	3.78%
Total Net Assets	100.00%

(continues)     1

Sector allocation and top 10 equity holdings

Delaware Investments Dividend and Income Fund, Inc.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
ConocoPhillips	2.50%
Simon Property Group	2.33%
duPont (E.I.) deNemours	2.14%
AT&T	2.08%
Allstate	2.06%
Heinz (H.J.)	2.03%
Kraft Foods Class A	2.02%
Intel	1.92%
Discover Financial Services	1.92%
Johnson & Johnson	1.90%

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2008 (Unaudited)

	Number of
	Shares	Value
Common Stock – 78.55%
Consumer Discretionary – 5.10%
=Õ@†Avado Brands	1,390	$0
Gap	100,600	1,835,950
*†Jarden	2,000	37,500
Limited Brands	91,200	1,767,456
Mattel	101,200	2,038,168
†Penn National Gaming	950	44,099
*†Time Warner Cable Class A	7	209
		5,723,382
Consumer Staples – 7.55%
Heinz (H.J.)	45,700	2,280,887
Kimberly-Clark	30,900	1,971,420
Kraft Foods Class A	69,800	2,267,104
Safeway	61,400	1,956,818
		8,476,229
Diversified REITs – 0.31%
*iStar Financial	18,000	344,160
		344,160
Energy – 5.68%
Chevron	19,600	1,943,340
ConocoPhillips	30,100	2,802,310
Marathon Oil	31,700	1,629,063
		6,374,713
Financials – 10.67%
Allstate	45,400	2,312,676
Discover Financial Services	125,300	2,148,895
Hartford Financial Services Group	26,000	1,847,820
*Lehman Brothers Holdings	42,100	1,549,701
Morgan Stanley	46,700	2,065,541
*Wachovia	42,100	1,001,980
*Washington Mutual	116,300	1,049,026
		11,975,639
Health Care – 11.01%
Abbott Laboratories	34,500	1,944,075
Baxter International	32,600	1,991,860
Bristol-Myers Squibb	90,800	2,069,332
*Brookdale Senior Living	9,600	253,248
Johnson & Johnson	32,000	2,135,680
Pfizer	101,000	1,955,360
Wyeth	45,000	2,001,150
		12,350,705
Health Care REITs – 2.37%
HCP	21,600	740,016
*Health Care REIT	10,700	516,810
*Medical Properties Trust	38,000	463,980
Ventas	19,600	934,136
		2,654,942
Hotel REITs – 1.43%
Ashford Hospitality Trust	26,800	164,552
Hersha Hospitality Trust	95,600	909,156
Host Hotels & Resorts	30,600	526,014
		1,599,722
Industrial REITs – 2.74%
*AMB Property	16,100	948,934
ProLogis	34,400	2,130,392
		3,079,326
Industrials – 3.96%
Donnelley (R.R.) & Sons	58,900	1,933,700
†Foster Wheeler	2	152
Grupo Aeroportuario del Centro
Norte ADR	14,300	286,572
*†Northwest Airlines	249	1,758
=Õ@†Port Townsend	350	218,400
Waste Management	52,700	1,998,911
		4,439,493
Information Technology – 7.14%
Intel	93,000	2,155,740
International Business Machines	15,700	2,032,051
Motorola	207,400	1,935,042
Xerox	139,100	1,888,978
		8,011,811
Mall REITs – 4.07%
General Growth Properties	28,706	1,193,021
Macerich	10,700	765,371
Simon Property Group	26,300	2,613,168
		4,571,560
Manufactured Housing REITs – 0.53%
Equity Lifestyle Properties	8,900	442,241
*Sun Communities	7,600	152,380
		594,621
Materials – 2.14%
duPont (E.I.) deNemours	50,200	2,405,082
		2,405,082
Mortgage REITs – 0.94%
Annaly Mortgage Management	25,100	447,031
Chimera Investment	21,400	296,604
KKR Financial Holdings	25,300	307,648
		1,051,283
Multifamily REITs – 2.35%
*American Campus Communities	16,400	498,888
*Apartment Investment &
Management	19,529	772,763
*Camden Property Trust	8,200	403,932
Equity Residential	22,600	955,754
		2,631,337
Office REITs – 2.48%
*Alexandria Real Estate Equities	10,000	1,043,000
Brandywine Realty Trust	19,500	366,015
Highwoods Properties	12,300	442,800
PS Business Parks	9,600	552,000
SL Green Realty	3,800	378,860
		2,782,675

(continues)     3

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

	Number of
	Shares	Value
Common Stock (continued)
Real Estate Operating Companies – 0.79%
*Macquarie Infrastructure	17,900	$594,996
Marriott International Class A	8,900	292,899
		887,895
Self-Storage REITs – 0.80%
Public Storage	10,200	898,926
		898,926
Shopping Center REITs – 0.28%
Ramco-Gershenson Properties	14,200	317,370
		317,370
Specialty Retail – 0.61%
*Entertainment Properties Trust	12,400	682,620
		682,620
Telecommunications – 3.90%
AT&T	58,500	2,334,150
†Century Communications	500,000	356
Verizon Communications	53,100	2,042,757
		4,377,263
Utilities – 1.70%
*†Mirant	189	7,677
Progress Energy	44,300	1,894,268
		1,901,945
Total Common Stock
(cost $86,539,806)		88,132,699

Convertible Preferred Stock – 6.01%
Automobiles & Automotive Parts – 0.28%
*General Motors 5.25%
exercise price $64.90,
expiration date 3/6/32	19,500	316,290
		316,290
Banking, Finance & Insurance – 3.33%
Aspen Insurance 5.625%
exercise price $29.28,
expiration date 12/31/49	8,800	428,450
•Citigroup Funding 4.583%
exercise price $29.50,
expiration date 9/27/08	19,000	442,890
*Fannie Mae 8.75%
exercise price $32.45,
expiration date 5/13/11	3,500	174,563
#Goldman Sachs Group 144A 35.60%
exercise price $100.00,
expiration date 8/22/08	6,500	627,712
#Morgan Stanley 144A
11.00%exercise price $94.64,
expiration date 1/7/09	5,300	499,234
35.50% exercise price
$1,000.00, expiration
date 10/28/08	1,500	1,454,152
XL Capital 7.00%
exercise price $80.59,
expiration date 2/15/09	8,000	111,360
		3,738,361
Cable, Media & Publishing – 0.30%
#Interpublic Group 144A 5.25%
exercise price $13.66,
expiration date 12/31/49	360	332,640
		332,640
Energy – 0.64%
Chesapeake Energy 4.50%
exercise price $44.17,
expiration date 12/31/49	3,650	495,487
El Paso Energy Capital Trust I 4.75%
exercise price $41.59,
expiration date 3/31/28	5,250	219,503
		714,990
Health Care & Pharmaceuticals – 0.43%
Mylan 6.50%
exercise price $17.08,
expiration date 11/15/10	200	189,732
Schering-Plough 6.00%
exercise price $33.69,
expiration date 8/13/10	1,500	294,281
		484,013
Telecommunications – 0.22%
Lucent Technologies Capital
Trust I 7.75%
exercise price $24.80,
expiration date 3/15/17	305	244,076
		244,076
Utilities – 0.81%
Entergy 7.625%
exercise price $86.97,
expiration date 2/17/09	6,750	478,406
NRG Energy 5.75%
exercise price $30.23,
expiration date 3/16/09	1,225	434,033
		912,439
Total Convertible Preferred Stock
(cost $6,895,311)		6,742,809

Preferred Stock – 2.72%
Industrials – 0.06%
=Õ@‡Port Townsend	70	69,300
		69,300
Leisure, Lodging & Entertainment – 0.78%
Red Lion Hotels
Capital Trust 9.50%	36,249	875,413
		875,413

	Number of
	Shares	Value
Preferred Stock (continued)
Real Estate – 1.88%
Grace Acquisitions 8.75%	34,400	$344,000
SL Green Realty 7.625%	77,100	1,760,964
		2,104,964
Total Preferred Stock
(cost $3,763,025)		3,049,677

	Principal
	Amount
Convertible Bonds – 9.82%
Aerospace & Defense – 0.53%
#AAR 144A 1.75% 2/1/26
exercise price $29.43,
expiration date 2/1/26	$260,000	238,225
#L-3 Communications 144A
3.00% 8/18/35
exercise price $101.70,
expiration date 8/1/35	290,000	357,425
		595,650
Basic Materials – 0.25%
*Rayonier TRS Holdings
3.75% 10/15/12
exercise price $54.82,
expiration date 10/15/12	265,000	283,550
		283,550
Cable, Media & Publishing – 0.44%
#Playboy Enterprises 144A
3.00% 3/15/25
exercise price $17.02,
expiration date 3/15/25	600,000	494,250
		494,250
Computers & Technology – 2.01%
Advanced Micro Devices
6.00% 5/1/15
exercise price $28.08,
expiration date 5/1/15	230,000	156,400
#Advanced Micro Devices 144A
6.00% 5/1/15
exercise price $28.08,
expiration date 5/1/15	450,000	306,000
Euronet Worldwide
3.50% 10/15/25 exercise
price $40.48, expiration date
10/15/25	405,000	340,200
Fairchild Semiconductor
5.00% 11/1/08
exercise price $30.00,
expiration date 11/1/08	410,000	411,024
Hutchinson Technology
3.25% 1/15/26
exercise price $36.43,
expiration date 1/15/26	340,000	258,400
#Intel 144A 2.95% 12/15/35
exercise price $31.53,
expiration date 12/15/35	255,000	258,825
ON Semiconductor
2.625% 12/15/26
exercise price $10.50,
expiration date 12/15/26	270,000	314,213
SanDisk 1.00% 5/15/13
exercise price $82.36,
expiration date 5/15/13	280,000	212,800
		2,257,862
Electronics & Electrical Equipment – 0.35%
Flextronics International
1.00% 8/1/10
exercise price $15.53,
expiration date 8/1/10	400,000	390,000
		390,000
Energy – 0.98%
Halliburton 3.125% 7/15/23
exercise price $18.74,
expiration date 7/15/23	250,000	650,313
Peabody Energy 4.75% 12/15/41
exercise price 58.45,
expiration date 12/15/41	150,000	218,625
Transocean
1.50% 12/15/37
exercise price $168.61,
expiration date 12/15/37	100,000	112,875
1.625% 12/15/37
exercise price $168.61,
expiration date 12/15/37	100,000	112,625
		1,094,438
Environmental Services – 0.07%
Allied Waste Industries
4.25% 4/15/34
exercise price $20.43,
expiration date 4/15/34	80,000	77,000
		77,000
Health Care & Pharmaceuticals – 2.97%
Advanced Medical Optics
3.25% 8/1/26
exercise price $59.61,
expiration date 8/1/26	565,000	439,994
#Allergan 144A 1.50% 4/1/26
exercise price $63.33,
expiration date 4/1/26	415,000	458,574
*Amgen 0.375% 2/1/13
exercise price $79.48,
expiration date 2/1/13	235,000	203,569
#Amgen 144A 0.375% 2/1/13
exercise price $79.48,
expiration date 2/1/13	165,000	142,931
•Bristol-Myers Squibb
2.30% 9/15/23
exercise price $41.28,
expiration date 9/15/23	300,000	298,500

(continues)     5

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

	Principal
	Amount	Value
Convertible Bonds (continued)
Health Care & Pharmaceuticals (continued)
CV Therapeutics 3.25% 8/16/13
exercise price $27.00,
expiration date 8/16/13	$125,000	$94,063
*Genzyme 1.25% 12/1/23
exercise price $71.24,
expiration date 12/1/23	300,000	324,000
Health Management Associates
4.375% 8/1/23
exercise price $13.93,
expiration date 8/1/23	180,000	180,450
ΩHologic 2.00% 12/15/37
exercise price $38.59
expiration date 12/15/37	200,000	179,000
LifePoint Hospitals
3.50% 5/14/14
exercise price $51.79,
expiration date 5/14/14	110,000	100,375
Teva Pharmaceutical Finance
0.25% 2/1/26
exercise price $47.06,
expiration date 2/1/26	345,000	354,488
•Wyeth 3.581% 1/15/24
exercise price $60.09,
expiration date 1/15/24	550,000	561,115
		3,337,059
Real Estate – 0.21%
MeriStar Hospitality 9.50% 4/1/10
exercise price 10.18,
expiration date 4/1/10	230,000	236,095
		236,095
Retail – 0.29%
Pantry 3.00% 11/15/12
exercise price $50.10,
expiration date 11/15/12	180,000	126,225
#Saks 144A 2.00% 3/15/24
exercise price $11.97,
expiration date 3/15/24	160,000	203,600
		329,825
Telecommunications – 0.94%
Level 3 Communications
3.50% 6/15/12
exercise price $5.46,
expiration date 6/15/12	165,000	143,756
NII Holdings 3.125% 6/15/12
exercise price $118.32,
expiration date 6/15/12	410,000	356,188
#Nortel Networks 144A
1.75% 4/15/12
exercise price $32.00,
expiration date 4/15/12	115,000	86,681
2.125% 4/15/14
exercise price $32.00,
expiration date 4/15/14	115,000	79,350
Qwest Communications
International 3.50% 11/15/25
exercise price $5.73,
expiration date 11/15/25	180,000	193,275
#Virgin Media 144A
6.50% 11/15/16
exercise price $19.22,
expiration date 11/15/16	175,000	199,500
		1,058,750
Transportation – 0.45%
#ExpressJet Holdings 144A
4.25% 8/1/23
exercise price $18.20,
expiration date 8/1/23	200,000	166,000
JetBlue Airways 3.50% 7/15/33
exercise price $28.33,
expiration date 7/15/33	340,000	335,750
		501,750
Utilities – 0.33%
Dominion Resources
2.125% 12/15/23
exercise price $36.33,
expiration date 12/15/23	290,000	370,475
†Mirant (Escrow) 2.50% 6/15/21
exercise price $67.95,
expiration date 6/15/21	180,000	0
		370,475
Total Convertible Bonds
(cost $11,422,595)		11,026,704

Corporate Bonds – 33.10%
Basic Industries – 3.56%
*Domtar 7.125% 8/15/15	110,000	105,600
*#Evraz Group 144A 9.50% 4/24/18	430,000	441,265
Foundation Pennsylvania Coal
7.25% 8/1/14	280,000	288,400
Freeport McMoRan Copper &
Gold 8.25% 4/1/15	225,000	238,811
Georgia-Pacific
*7.70% 6/15/15	130,000	129,675
8.875% 5/15/31	250,000	248,750
Innophos 8.875% 8/15/14	130,000	133,250
#Innophos Holdings 144A
9.50% 4/15/12	115,000	111,550
International Coal Group
10.25% 7/15/14	165,000	165,825
International Paper 7.95% 6/15/18	85,000	85,440
#MacDermid 144A 9.50% 4/15/17	215,000	209,625

	Principal
	Amount	Value
Corporate Bonds (continued)
Basic Industries (continued)
*Momentive Performance Materials
9.75% 12/1/14	$245,000	$228,463
#NewPage 144A 10.00% 5/1/12	190,000	203,300
=Õ@‡Port Townsend 12.431% 8/27/12	98,000	97,020
Potlatch 13.00% 12/1/09	250,000	276,248
*#Rock-Tenn 144A 9.25% 3/15/16	110,000	116,600
*Rockwood Specialties Group
7.50% 11/15/14	150,000	147,750
•#Ryerson 144A 10.248% 11/1/14	215,000	199,413
#Sappi Papier Holding 144A
6.75% 6/15/12	180,000	169,383
*#Steel Dynamics 144A
7.75% 4/15/16	295,000	297,213
•Verso Paper Holdings
6.623% 8/1/14	110,000	102,850
		3,996,431
Brokerage – 0.10%
LaBranche 11.00% 5/15/12	104,000	107,380
		107,380
Capital Goods – 2.57%
*Associated Materials
9.75% 4/15/12	140,000	140,000
BWAY 10.00% 10/15/10	165,000	167,063
CPG International I 10.50% 7/1/13	120,000	100,200
DRS Technologies 7.625% 2/1/18	195,000	211,088
Graham Packaging
8.50% 10/15/12	220,000	214,500
Graphic Packaging International
8.50% 8/15/11	165,000	167,475
Greenbrier 8.375% 5/15/15	225,000	217,687
Interface 10.375% 2/1/10	215,000	226,824
Intertape Polymer 8.50% 8/1/14	100,000	89,500
L-3 Communications
7.625% 6/15/12	95,000	97,019
#Moog 144A 7.25% 6/15/18	35,000	35,438
NXP BV Funding 9.50% 10/15/15	430,000	406,887
Owens Brockway Glass Container
6.75% 12/1/14	165,000	167,888
Owens Corning 6.50% 12/1/16	120,000	105,524
*Smurfit-Stone Container
Enterprises 8.00% 3/15/17	120,000	104,100
Thermadyne Holdings
10.50% 2/1/14	95,000	93,100
Trimas 9.875% 6/15/12	140,000	130,900
Vitro 11.75% 11/1/13	210,000	211,050
		2,886,243
Consumer Cyclical – 3.41%
*Dollar General 10.625% 7/15/15	210,000	206,850
DR Horton 8.00% 2/1/09	120,000	120,600
Ford Motor 7.45% 7/16/31	290,000	202,275
Ford Motor Credit 7.80% 6/1/12	1,115,000	987,292
*General Motors 8.375% 7/15/33	285,000	196,650
GMAC
*5.85% 1/14/09	110,000	108,074
6.875% 8/28/12	830,000	669,134
KB Home
7.75% 2/1/10	60,000	59,250
*8.625% 12/15/08	115,000	116,725
Lear 8.75% 12/1/16	330,000	301,125
*Neiman Marcus Group
10.375% 10/15/15	55,000	57,131
Neiman Marcus Group PIK
9.00% 10/15/15	170,000	174,675
Sonic Automotive 8.625% 8/15/13	105,000	102,375
Tenneco 8.625% 11/15/14	200,000	199,000
Toll
8.25% 2/1/11	50,000	48,500
8.25% 12/1/11	65,000	62,725
Travelport 9.875% 9/1/14	220,000	212,850
		3,825,231
Consumer Non-Cyclical – 1.23%
ACCO Brands 7.625% 8/15/15	110,000	101,750
*Constellation Brands
8.125% 1/15/12	230,000	234,025
Del Monte
*6.75% 2/15/15	60,000	58,350
8.625% 12/15/12	45,000	46,350
Iron Mountain
6.625% 1/1/16	105,000	101,850
8.625% 4/1/13	115,000	117,300
*Jarden 7.50% 5/1/17	225,000	201,938
Õ@National Beef Packing
10.50% 8/1/11	210,000	196,350
Pilgrim’s Pride
7.625% 5/1/15	109,000	100,825
*8.375% 5/1/17	118,000	103,545
Visant Holding 8.75% 12/1/13	120,000	120,000
		1,382,283
Energy – 4.98%
AmeriGas Partners
7.125% 5/20/16	210,000	204,750
Chesapeake Energy
6.375% 6/15/15	155,000	149,188
Complete Production Service
8.00% 12/15/16	105,000	106,838
Compton Petroleum Finance
7.625% 12/1/13	220,000	216,425
#Connacher Oil 144A
10.25% 12/15/15	250,000	264,999
#Copano Energy 144A
7.75% 6/1/18	110,000	109,863
Dynergy Holdings 7.75% 6/1/19	420,000	400,049

(continues)     7

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

	Principal
	Amount	Value
Corporate Bonds (continued)
Energy (continued)
El Paso
6.875% 6/15/14	$130,000	$131,102
7.00% 6/15/17	225,000	226,907
#El Paso Performance-Linked
Trust 144A 7.75% 7/15/11	175,000	180,894
Energy Partners 9.75% 4/15/14	105,000	99,225
Ferrellgas Finance Escrow
6.75% 5/1/14	175,000	168,000
Geophysique-Veritas
7.50% 5/15/15	30,000	30,525
7.75% 5/15/17	135,000	138,375
#Helix Energy Solutions Group
144A 9.50% 1/15/16	250,000	261,249
#Hilcorp Energy I 144A
7.75% 11/1/15	120,000	117,900
9.00% 6/1/16	205,000	213,713
Inergy Finance
6.875% 12/15/14	150,000	145,500
8.25% 3/1/16	75,000	76,688
#Key Energy Services 144A
8.375% 12/1/14	140,000	145,250
Mariner Energy 8.00% 5/15/17	225,000	218,813
#MarkWest Energy
Partners/Finance 144A
8.75% 4/15/18	100,000	105,250
Massey Energy 6.875% 12/15/13	225,000	222,750
OPTI Canada
7.875% 12/15/14	85,000	86,488
8.25% 12/15/14	115,000	119,025
PetroHawk Energy
9.125% 7/15/13	240,000	250,800
#PetroHawk Energy 144A
7.875% 6/1/15	85,000	85,319
Plains Exploration & Production
7.00% 3/15/17	220,000	212,850
*7.625% 6/1/18	100,000	101,000
Range Resources 7.25% 5/1/18	45,000	45,900
Regency Energy Partners
8.375% 12/15/13	176,000	183,040
#Stallion Oilfield Services 144A
9.75% 2/1/15	90,000	74,700
Whiting Petroleum 7.25% 5/1/13	320,000	319,999
Williams 7.50% 1/15/31	170,000	178,500
		5,591,874
Finance & Investments – 0.47%
Leucadia National 8.125% 9/15/15	118,000	121,393
#LVB Acquisition Merger Sub 144A
10.00% 10/15/17	190,000	204,725
#Nuveen Investments 144A
10.50% 11/15/15	215,000	203,175
		529,293
Media – 2.16%
CCO Holdings 8.75% 11/15/13	180,000	171,900
#Charter Communications
Operating 144A
10.875% 9/15/14	490,000	526,750
*Clear Channel Communications
5.50% 9/15/14	150,000	98,368
#CSC Holdings 144A
8.50% 6/15/15	165,000	165,825
Dex Media West 9.875% 8/15/13	305,000	294,706
#DirecTV Holdings 144A
7.625% 5/15/16	205,000	205,256
EchoStar 7.125% 2/1/16	95,000	91,200
*Lamar Media 6.625% 8/15/15	240,000	227,401
#LBI Media 144A 8.50% 8/1/17	100,000	81,500
Quebecor Media 7.75% 3/15/16	225,000	221,625
Univision Communications
7.85% 7/15/11	105,000	99,750
#Videotron 144A 9.125% 4/15/18	220,000	236,500
		2,420,781
Real Estate – 0.47%
Host Hotels & Resorts
7.125% 11/1/13	320,000	318,400
iStar Financial 8.625% 6/1/13	210,000	207,844
		526,244
Services Cyclical – 3.50%
Aramark
•6.373% 2/1/15	105,000	101,325
*8.50% 2/1/15	225,000	231,469
Cardtronics 9.25% 8/15/13	110,000	105,600
#Cardtronics 144A 9.25% 8/15/13	110,000	105,600
FTI Consulting 7.625% 6/15/13	385,000	400,400
#Galaxy Entertainment Finance
144A 9.875% 12/15/12	350,000	355,250
Gaylord Entertainment
8.00% 11/15/13	215,000	208,550
Global Cash Access
8.75% 3/15/12	180,000	180,000
Harrah’s Operating 5.50% 7/1/10	265,000	242,144
Hertz 8.875% 1/1/14	210,000	210,000
Kansas City Southern de Mexico
9.375% 5/1/12	295,000	309,750
*Majestic Star Casino
9.50% 10/15/10	100,000	86,750
MGM MIRAGE
7.50% 6/1/16	405,000	361,969
7.625% 1/15/17	194,000	171,690
‡Northwest Airlines 10.00% 2/1/09	55,000	550
*Park Place Entertainment
7.875% 3/15/10	140,000	133,350
#Pokagon Gaming Authority 144A
10.375% 6/15/14	373,000	405,637

	Principal
	Amount	Value
Corporate Bonds (continued)
Services Cyclical (continued)
Seabulk International
9.50% 8/15/13	$100,000	$ 105,625
#Seminole Indian Tribe
of Florida 144A
7.804% 10/1/20	145,000	139,197
8.03% 10/1/20	75,000	72,934
		3,927,790
Services Non-Cyclical – 2.38%
*Advanced Medical Optics
7.50% 5/1/17	225,000	211,500
Allied Waste North America
7.875% 4/15/13	135,000	138,713
#Bausch & Lomb 144A
9.875% 11/1/15	260,000	273,000
Casella Waste Systems
9.75% 2/1/13	275,000	276,375
Community Health Systems
8.875% 7/15/15	295,000	305,694
HCA 9.25% 11/15/16	355,000	375,856
HCA PIK 9.625% 11/15/16	542,000	573,165
•HealthSouth 10.829% 6/15/14	205,000	210,125
Select Medical 7.625% 2/1/15	130,000	116,350
Universal Hospital Services PIK
8.50% 6/1/15	185,000	187,775
		2,668,553
Technology & Electronics – 0.67%
Freescale Semiconductor
•6.675% 12/15/14	175,000	148,750
8.875% 12/15/14	10,000	8,900
Sungard Data Systems
9.125% 8/15/13	210,000	217,350
*10.25% 8/15/15	360,000	376,200
		751,200
Telecommunications – 4.79%
Alltel 7.00% 7/1/12	195,000	171,600
Broadview Networks Holdings
11.375% 9/1/12	115,000	110,400
•Centennial Communications
8.448% 1/1/13	140,000	134,050
Citizens Communications
7.125% 3/15/19	230,000	211,600
Cricket Communications
9.375% 11/1/14	320,000	310,400
#Digicel 144A 9.25% 9/1/12	275,000	283,938
Hughes Network Systems
9.50% 4/15/14	205,000	208,075
ΩInmarsat Finance
10.375% 11/15/12	415,000	417,074
Intelsat Bermuda 11.25% 6/15/16	215,000	220,375
Lucent Technologies
6.45% 3/15/29	165,000	127,256
MetroPCS Wireless 9.25% 11/1/14	420,000	405,824
Nortel Networks
•6.963% 7/15/11	240,000	226,800
10.75% 7/15/16	195,000	193,538
*#Nortel Networks 144A
10.75% 7/15/16	20,000	19,850
PAETEC Holding 9.50% 7/15/15	100,000	94,500
Qwest
6.50% 6/1/17	150,000	139,875
7.50% 10/1/14	85,000	85,000
Qwest Capital Funding
7.25% 2/15/11	235,000	230,888
Rural Cellular
•8.623% 11/1/12	75,000	76,688
9.875% 2/1/10	205,000	211,150
Sprint Capital 8.375% 3/15/12	525,000	510,966
Time Warner Telecom Holdings
9.25% 2/15/14	140,000	145,600
#Vimpelcom 144A 9.125% 4/30/18	195,000	201,680
Virgin Media Finance
8.75% 4/15/14	425,000	419,687
Windstream 8.125% 8/1/13	215,000	220,913
		5,377,727
Utilities – 2.81%
AES
7.75% 3/1/14	98,000	98,490
8.00% 10/15/17	140,000	141,225
#AES 144A 8.00% 6/1/20	60,000	59,250
Edison Mission Energy
7.625% 5/15/27	175,000	165,813
Elwood Energy 8.159% 7/5/26	258,447	248,342
Midwest Generation 8.30% 7/2/09	131,522	134,152
Mirant Americas Generation
8.30% 5/1/11	175,000	182,438
Mirant North America
7.375% 12/31/13	220,000	222,750
NRG Energy 7.375% 2/1/16	495,000	483,862
Orion Power Holdings
12.00% 5/1/10	188,000	207,270
#Texas Competitive Electric Holdings
144A 10.25% 11/1/15	1,175,000	1,205,843
		3,149,435
Total Corporate Bonds
(cost $36,858,755)		37,140,465

«Senior Secured Loans – 0.65%
Calpine 1st Lien 5.571% 3/29/14	210,000	203,540
Ford Motor 5.80% 11/29/13	447,128	386,684
Talecris Biotherapeutics 2nd Lien
9.18% 12/6/14	150,000	133,500
Total Senior Secured Loans
(cost $751,178)		723,724

(continues)     9

Statement of net assets

Delaware Investments Dividend and Income Fund, Inc.

	Principal
	Amount	Value
Sovereign Debt – 0.10%
Argentina – 0.10%
Republic of Argentina
8.28% 12/31/33	$130,457	$ 106,649
Total Sovereign Debt
(cost $104,803)		106,649

	Number of
	Shares
Limited Partnership – 0.28%
Brookfield Infrastructure Partners	16,900	318,734
Total Limited Partnership
(cost $321,178)		318,734

Warrant – 0.00%
=†Õ@Port Townsend	70	1,680
†#Solutia 144A exercise price $7.59,
expiration date 7/15/09	650	0
Total Warrant
(cost $56,974)		1,680
	Principal
	Amount
Repurchase Agreements** – 4.20%
BNP Paribas 2.18%, dated
5/30/08, to be repurchased
on 6/2/08, repurchase price
$3,725,677 (collateralized
by U.S. Government
obligations, ranging in par
value $40,000-$3,500,000,
4.00%-5.00%,
6/15/09-8/15/11; with total
market value $3,806,231)	$ 3,725,000	3,725,000
UBS Warburg 2.18%, dated
5/30/08, to be repurchased
on 6/2/08, repurchase price
$992,180 (collateralized
by U.S. Government
obligations, ranging in par
value $124,000-$567,000,
4.50%-4.875%,
12/31/08-6/30/12; with total
market value $1,012,887)	992,000	992,000
Total Repurchase Agreements
(cost $4,717,000)		4,717,000

Total Value of Securities Before
Securities Lending Collateral – 135.43%
(cost $151,430,625)		151,960,141

	Number of
	Shares
Securities Lending Collateral*** – 10.88%
Investment Companies
Mellon GSL DBT II
Collateral Fund	12,213,155	12,213,155
Total Securities Lending Collateral
(cost $12,213,155)		12,213,155

Total Value of Securities – 146.31%
(cost $163,643,780)		164,173,296 ©
Obligation to Return Securities
Lending Collateral*** – (10.88%)		(12,213,155)
Borrowing Under Line of Credit – (39.21%)		(44,000,000)
Receivables and Other Assets
Net of Liabilities – 3.78%		4,243,844
Net Assets Applicable to 10,458,774
Shares Outstanding; Equivalent
to $10.73 Per Share – 100.00%		$112,203,985

Components of Net Assets at May 31, 2008:
Common stock, $0.01 par value, 500,000,000
shares authorized to the Fund		$110,080,020
Distributions in excess of net investment income		(161,796)
Accumulated net realized gain on investments		1,740,080
Net unrealized appreciation of investments		545,681
Total net assets		$112,203,985

†	Non-income producing security for the period ended May 31, 2008.

•	Variable rate security. The rate shown is the rate as of May 31, 2008.

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2008, the aggregate amount of illiquid securities was $582,750, which represented 0.52% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2008, the aggregate amount of fair valued securities was $386,400, which represented 0.34% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2008, the aggregate amount of Rule 144A securities was $13,993,933, which represented 12.47% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

Õ	Restricted security. Investment in a security not registered under the Security Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At May 31, 2008, the aggregate amount of the restricted securities was $582,750 or 0.52% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

***	See Note 10 in “Notes to financial statements.”

©	Includes $14,361,777 of securities loaned.

‡	Non-income producing security. Security is currently in default.

Summary of Abbreviations
ADR — American Depositary Receipts
CDS — Credit Default Swap
PIK — Paid-in-kind
REIT — Real Estate Investment Trust

The following swap contracts were outstanding at May 31, 2008:

Swap Contracts[1]
Credit Default Swap Contracts
		Annual
Swap Counterparty &	Notional	Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation
Protection Purchased:
Lehman Brothers
Gannet 7 yr CDS	$122,000	0.88%	9/20/14	$ 7,667
New York Times
7 yr CDS	122,000	0.75%	9/20/14	8,543
Sara Lee 7 yr CDS	122,000	0.60%	9/20/14	47
Total	$366,000			$16,257

The use of swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values represented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”

See accompanying notes

Statement of operations

Delaware Investments Dividend and Income Fund, Inc.

Six Months Ended May 31, 2008 (Unaudited)

Investment Income:
Dividends	$2,014,730
Interest	1,922,564
Securities lending income	48,248	$ 3,985,542

Expenses:
Management fees	430,052
Reports to shareholders	59,108
Accounting and administration expenses	31,297
Dividend disbursing and transfer agent fees and expenses	29,126
Legal fees	27,724
NYSE Fees	10,625
Audit and tax	9,710
Taxes (other than taxes on income)	8,564
Pricing fees	7,283
Commercial paper fees	4,340
Dues and services	3,834
Directors’ fees	3,341
Custodian fees	1,805
Insurance fees	1,230
Consulting fees	1,213
Registration fees	294
Directors’ expenses	213	629,759
Less expense paid indirectly		(1,805)
Total operating expenses (before interest expense)		627,954
Interest expense		755,925
Total operating expenses		1,383,879
Net Investment Income		2,601,663

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investments		2,232,486
Swap contracts		3,597
Net realized gain		2,236,083
Net change in unrealized appreciation/depreciation of investments		(11,541,663)
Net Realized and Unrealized Loss on Investments		(9,305,580)

Net Decrease in Net Assets Resulting from Operations		$ (6,703,917)

See accompanying notes

Statements of changes in net assets

Delaware Investments Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 2,601,663	$ 4,405,297
Net realized gain on investments	2,236,083	7,961,087
Net change in unrealized appreciation/depreciation of investments	(11,541,663)	(14,222,922)
Net decrease in net assets resulting from operations	(6,703,917)	(1,856,538)

Dividends and Distributions to Shareholders:[1]
Net investment income	(5,020,211)	(5,898,601)
Net realized gains	—	(9,732,411)
Tax return of capital	—	(6,965,444)
	(5,020,211)	(22,596,456)
Capital Share Transactions:
Cost of shares repurchased[2]	—	(7,943,167)
Decrease in net assets derived from capital share transactions	—	(7,943,167)
Net Decrease in Net Assets	(11,724,128)	(32,396,161)

Net Assets:
Beginning of period	123,928,113	156,324,274
End of period (including distributions in excess of
net investment income of $161,796 and $161,155, respectively)	$112,203,985	$123,928,113

1 See Note 4 in “Notes to financial statements.”
2 See Note 6 in “Notes to financial statements.”

See accompanying notes

Statement of cash flows

Delaware Investments Dividend and Income Fund, Inc.

Six Months Ended May 31, 2008 (Unaudited)

Net Cash Provided by Operating Activities:
Net decrease in net assets resulting from operations	$(6,703,917)

Adjustments to reconcile net decrease in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	7,701
Purchase of investment securities	(51,703,555)
Purchase of short-term investment securities	(974,331,580)
Proceeds from disposition of investment securities	58,847,999
Proceeds from disposition of short-term investment securities	972,891,957
Net proceeds from swap contracts	22,921
Net realized gain from investment transactions	(2,232,486)
Net realized gain from swap contracts	(3,597)
Net change in net unrealized appreciation/depreciation of investments	11,541,663
Increase in receivable for investments sold	(5,957,953)
Decrease in interest and dividends receivable and other assets	136,403
Increase in payable for investments purchased	1,979,705
Decrease in interest payable	(45,677)
Decrease in accrued expenses and other liabilities	(74,333)
Total adjustments	11,079,168
Net cash provided by operating activities	4,375,251

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(5,020,211)
Repayment of commercial paper upon maturity	(24,000,000)
Proceeds from line of credit	24,000,000
Net cash used for financing activities	(5,020,211)
Net decrease in cash	(644,960)
Cash at beginning of period	946,253
Cash at end of period	$301,293

Cash paid for interest expense for leverage	$801,602

See accompanying notes

Financial highlights

Delaware Investments Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
	(Unaudited)
Net asset value, beginning of period	$11.850	$14.200	$12.650	$12.960	$11.700	$10.140

Income (loss) from investment operations:
Net investment income[2]	0.249	0.408	0.470	0.623	0.625	0.711
Net realized and unrealized gain (loss)
on investments and foreign currencies	(0.889)	(0.640)	2.150	0.027	1.595	1.989
Total from investment operations	(0.640)	(0.232)	2.620	0.650	2.220	2.700

Less dividends and distributions from:
Net investment income	(0.480)	(0.553)	(0.486)	(0.722)	(0.663)	(0.714)
Net realized gain on investments	—	(0.912)	(0.584)	(0.238)	(0.297)	—
Return of capital	—	(0.653)	—	—	—	(0.426)
Total dividends and distributions	(0.480)	(2.118)	(1.070)	(0.960)	(0.960)	(1.140)

Net asset value, end of period	$10.730	$11.850	$14.200	$12.650	$12.960	$11.700

Market value, end of period	$10.400	$10.660	$13.460	$12.550	$11.760	$11.840

Total return based on:[3]
Net asset value	(5.08% )	(0.94% )	22.41%	5.44%	20.29%	27.13%
Market value	2.27%	(5.99% )	16.96%	15.38%	7.78%	30.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$112,204	$123,928	$156,324	$146,638	$166,929	$150,595
Ratio of expenses to average net assets	2.45%	2.71%	2.71%	2.20%	1.51%	1.63%
Ratio of expenses to adjusted average net assets
(before interest expense)[4]	0.80%	0.84%	0.88%	0.91%	0.76%	0.79%
Ratio of interest expense to adjusted average net assets[4]	0.96%	1.25%	1.19%	0.78%	0.36%	0.37%
Ratio of net investment income to average net assets	4.62%	2.92%	3.59%	4.81%	5.10%	6.70%
Ratio of net investment income to adjusted average net assets[4]	3.32%	2.27%	2.74%	3.70%	3.78%	4.78%
Portfolio turnover	70%	49%	63%	94%	89%	175%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$44,000	$44,000	$44,000	$48,000	$55,000	$55,000
Average daily balance of debt outstanding (000 omitted)	$44,000	$43,716	$45,947	$51,697	$54,893	$54,882
Average daily balance of shares outstanding (000 omitted)	10,459	10,782	11,355	12,361	12,876	12,876
Average debt per share	$4.207	$4.055	$4.046	$4.180	$4.260	$4.262
Asset coverage per $1,000 of debt outstanding at end of period	$3,550	$3,820	$4,577	$4,073	$4,044	$3,743

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[4] Adjusted average net assets excludes debt outstanding.

 See accompanying notes

Notes to financial statements

Delaware Investments Dividend and Income Fund, Inc.

May 31, 2008 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, index swap contracts, spread swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Distributions — The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital. The current annualized rate is $0.96 per share ($0.08 monthly). The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date as an estimate, subject to reclassification upon notice of the character of such distribution by the issuer.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. There were no commission rebates during the six months ended May 31, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. DMC, as defined below, and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

1. Significant Accounting Policies (continued)
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.55%, which is calculated daily based on the adjusted average weekly net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; and 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2008, the Fund was charged $3,912 for these services.

For purposes of the calculation of investment management fees and administration fees, adjusted average weekly net assets does not include the line of credit liability.

At May 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$71,815
Fees and expenses payable to DSC	3,096
Other expenses payable to DMC and affiliates*	6,034

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2008, the Fund was charged $4,016 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and per meeting fees. Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

During the six months ended May 31, 2008, Roger A. Early was appointed co-portfolio manager of the Fund. Mr. Early serves as co-manager with D. Tysen Nutt Jr., Anthony A. Lombardi, Robert A. Vogel Jr., Nikhil G. Lalvani, Nashira S. Wynn, Thomas H. Chow, Kevin P. Loome, Babak Zenouzi, and Damon J. Andres.

3. Investments
For the six months ended May 31, 2008, the Fund made purchases of $51,703,555 and sales of $58,847,999 of investment securities other than short-term investments.

At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments was $164,095,286. At May 31, 2008, net unrealized appreciation was $78,010, of which $13,221,479 related to unrealized appreciation of investments and $13,143,469 related to unrealized depreciation of investments.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs that are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

Level	Securities	Derivatives
Level 1	$109,030,575	$—
Level 2	53,277,342	16,257
Level 3	1,865,379	—
Total	$164,173,296	$16,257

(continues)     17

Notes to financial statements

Delaware Investments Dividend and Income Fund, Inc.

3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities	Derivatives
Balance as of 11/30/07	$218,725	$—
Net change in unrealized
appreciation/depreciation	(532,938)	—
Net purchases, sales and settlements	2,179,592	—
Balance as of 5/31/08	$1,865,379	$—
Net change in unrealized
appreciation/depreciation from
investments still held as of 5/31/08	$32	$—

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/08*	11/30/07
	(Unaudited)
Ordinary income	$5,020,211	$6,457,314
Long-term capital gains	—	9,173,698
Return of capital	—	6,965,444
Total	$5,020,211	$22,596,456

*Tax information for the six months ended May 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$110,080,020
Undistributed long-term capital gain	2,191,586
Unrealized appreciation of investments	78,470
Other temporary differences	(146,091)
Net assets	$112,203,985

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, interest accrued on bonds in default, tax treatment of CDS contracts and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2008, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$2,417,907
Accumulated net realized gain	(105,293)
Paid-in capital	(2,312,614)

6. Capital Stock
Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, BNY Mellon Shareowner Services, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2008 and year ended November 30, 2007.

On May 22, 2008, the Fund’s Board of Directors approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on June 30, 2008, the first business day following the expiration of the offer. The tender offer commenced on May 30, 2008 and expired on June 27, 2008. In connection with the tender offer, the Fund purchased 522,939 shares of capital stock at a total cost of approximately $5,004,526. The tender offer was oversubscribed, and all tenders of the shares were subject to pro-ration (at a ratio of approximately 0.744305528) in accordance with the terms of the tender offer.

On May 21, 2007, the Fund’s Board of Directors approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on July 2, 2007, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2007 and expired on June 29, 2007. In connection with the tender offer, the Fund purchased 550,462 shares of capital stock at a total cost of $7,943,167. The tender offer was oversubscribed, and all tenders of the shares were subject to pro-ration (at a ratio of approximately 0.529105872) in accordance with the terms of the tender offer.

The Fund did not purchase any shares under the Share Repurchase Program during the period ended May 31, 2008 and the year ended November 30, 2007.

7. Commercial Paper
During the period December 1, 2007 to December 20, 2007, $24,000,000 (par value) of commercial paper was outstanding. The average daily balance of commercial paper outstanding during the period December 1, 2007 to December 20, 2007 was $23,974,750 at a weighted discount rate of 5.05%. The maximum amount of commercial paper outstanding at any time during period was $24,000,000.

In conjunction with issuance of the commercial paper, the Fund entered into a Liquidity Agreement with JPMorgan Chase for $30,000,000. Interest on borrowings was based on market rates in effect at the time of borrowing. The commitment fee was computed at the rate of 0.10% per annum on the unused balance. During the period December 1, 2007 to December 20, 2007, there were no borrowings under this arrangement.

The Fund terminated the commercial paper program and related liquidity Agreement with JPMorgan Chase on December 20, 2007.

8. Line of Credit
For the six months ended May 31, 2008, the Fund borrowed money pursuant to a $44,000,000 Line of Credit Agreement with The Bank of New York Mellon (BNY Mellon). At May 31, 2008, the par value of loans outstanding was $44,000,000 at the Fed Funds rate of 2.23% plus 0.25%. During the six months ended May 31, 2008, the average daily balance of loans outstanding was $41,639,344 at a weighted average Fed Funds rate of approximately 3.27% plus 0.25%. The maximum amount of borrowings outstanding at any time during the period was $44,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

9. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/ receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended May 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

(continues)     19

Notes to financial statements

Delaware Investments Dividend and Income Fund, Inc.

10. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non–cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At May 31, 2008, the value of the securities on loan was $14,361,777, for which the Fund received collateral, comprised of non-cash collateral valued at $2,657,243, and cash collateral of $12,213,155. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risks
The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2008. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

12. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information (unaudited)

Delaware Investments Dividend and Income Fund, Inc.

Board Consideration of Delaware Investments Dividend and Income Fund, Inc. Advisory Agreement
At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Directors, including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Investments Dividend and Income Fund, Inc. (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Directors reviewed Lipper reports with Counsel to the Independent Directors at the February 2008 Board meeting and discussed such reports further with counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Directors received assistance and advice from and met separately with independent counsel. Although the Directors gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve the quality and the cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five-, and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end income and preferred stock funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the second quartile. The report further showed that the Fund’s total return for the three- and five-year periods was in the first quartile. The Board considered the perceived advantages of personnel changes that took place in 2006 and 2007, including the hiring of a new head of the equity department in 2007. The Board commended Management’s efforts to enhance Fund performance and expressed confidence in the team, its philosophy and processes. The Board was satisfied that Management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for each comparative fund as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar leveraged closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

(continues)     21

Other Fund information (unaudited)

Delaware Investments Dividend and Income Fund, Inc.

Board Consideration of Delaware Investments Dividend and Income Fund, Inc. Advisory Agreement (continued)
The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

Dividend Reinvestment Plan
The Fund offers an automatic dividend reinvestment program (“Plan”). Shareholders who have shares registered in their own names are automatically considered participants in the Plan, unless they elect to withdraw from the Plan. Shareholders who hold their shares through a bank, broker or other nominee should request the bank, broker or nominee to participate in the Plan on their behalf. This can be done as long as the bank, broker or nominee provides a dividend reinvestment service for the Fund. If the bank, broker or nominee does not provide this service, such shareholders must have their shares taken out of “street” or nominee name and re-registered in their own name in order to participate in the Plan.

BNY Mellon Shareowner Services will apply all cash dividends, capital gains and other distributions (collectively, “Distributions”) on the Fund’s shares of common stock which become payable to each Plan participant to the purchase of outstanding shares of the Fund’s common stock for such participant. These purchases may be made on a securities exchange or in the over-the-counter market, and may be subject to such terms of price, delivery and related matters to which BNY Mellon Shareowner Services may agree. The Fund will not issue new shares in connection with the Plan.

Distributions reinvested for participants are subject to income taxes just as if they had been paid directly to the shareholder in cash. Participants will receive a year-end statement showing distributions reinvested, and any brokerage commissions paid on such participant’s behalf.

Shareholders holding shares of the Fund in their own names who wish to terminate their participation in the Plan may do so by sending written instruction to BNY Mellon Shareowner Services so that BNY Mellon Shareowner Services receives such instructions at least 10 days prior to the Distribution record date. Shareholders with shares held in account by a bank, broker or other nominee should contact such bank, broker or other nominee to determine the procedure for withdrawal from the Plan.

If written instructions are not received by BNY Mellon Shareowner Services at least 10 days prior to the record date for a particular Distribution, that Distribution may be reinvested at the sole discretion of BNY Mellon Shareowner Services. After a shareholder’s instructions to terminate participation in the Plan become effective, Distributions will be paid to shareholders in cash. Upon termination, a shareholder may elect to receive either stock or cash for all the full shares in the account. If cash is elected, BNY Mellon Shareowner Services will sell such shares at the then current market value and then send the net proceeds to the shareholder, after deducting brokerage commissions and related expenses. Any fractional shares at the time of termination will be paid in cash at the current market price, less brokerage commissions and related expenses, if any. Shareholders may at any time request a full or partial withdrawal of shares from the Plan, without terminating participation in the Plan. When shares outside of the Plan are liquidated, Distributions on shares held under the Plan will continue to be reinvested unless BNY Mellon Shareowner Services is notified of the shareholder’s withdrawal from the Plan.

Dividend Reinvestment Plan (continued)
An investor holding shares that participate in the Plan in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan. Please contact your broker/dealer for additional details.

BNY Mellon Shareowner Services will charge participants their proportional share of brokerage commissions on market purchases. Participants may obtain a certificate or certificates for all or part of the full shares credited to their accounts at any time by making a request in writing to BNY Mellon Shareowner Services. A fee may be charged to the participant for each certificate issuance.

If you have any questions and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. If you have any questions and shares are registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Effective August 1, 2008, the Dividend Reinvestment Plan may be amended by the Fund upon twenty days written notice to the Plan’s participants.

Notice Filing with the National Futures Association
In the future, the Fund may invest in futures contracts. It should be noted that the Fund has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Fund is not subject to registration or regulation as a CPO.

About the organization

This semiannual report is for the information of Delaware Investments Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices.

Board of directors

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher†
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Contact information

Investment manager
Delaware Management Company,
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Your reinvestment options
Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

(3248)	Printed in the USA
SA-DDF [5/08] DG3 7/08	MF-08-06-033 PO13048

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments Dividend and Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 28, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 28, 2008